Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used	Dec. 31, 2020	Dec. 31, 2019
Pension [Member]
Actuarial benefit obligation
Discount rate	2.60%	3.20%
Benefit costs for the year ended
Discount rate	3.20%	3.90%
Future salary growth	2.50%	2.50%
Health care cost trend rate
Other medical trend rates
Other [Member]
Benefit costs for the year ended
Future salary growth
Other [Member] | Bottom of range [member]
Actuarial benefit obligation
Discount rate	2.00%	2.95%
Benefit costs for the year ended
Discount rate	2.95%	3.90%
Health care cost trend rate	3.49%	3.49%
Other medical trend rates	4.00%	4.00%
Other [Member] | Top of range [member]
Actuarial benefit obligation
Discount rate	2.60%	3.20%
Benefit costs for the year ended
Discount rate	3.20%	4.00%
Health care cost trend rate	5.49%	5.49%
Other medical trend rates	4.56%	4.56%